Patient Fees Receivable (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total Receivables: Gross	$ 1,041,300	$ 672,846
Less: Contractual Allowances	(791,837)	(201,439)
Receivables Net of Contractual Allowances	249,463	471,407
Receivables Net of Contractual Allowances	249,464	471,406
Commercial
Disaggregation of Revenue [Line Items]
Receivables Net of Contractual Allowances	85,504	205,000
Medicare / Medicaid
Disaggregation of Revenue [Line Items]
Receivables Net of Contractual Allowances	116,221	222,992
Self Pay
Disaggregation of Revenue [Line Items]
Receivables Net of Contractual Allowances	$ 47,739	$ 43,414